Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Loss for the year	$ (3,022)	$ (2,879)	$ (2,877)
Items not affecting cash:
Amortization	14	25	42
Share-based payments	317	504	309
Interest income	(74)	(16)	(28)
Changes in working capital	21	(95)	(52)
Interest received	80	32	30
Finance fee			95
Interest expense on loan			265
Net cash used in operating activities	(2,664)	(2,429)	(2,216)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(14,566)	(11,385)	(8,604)
Prior year payables for exploration and evaluation assets			(87)
Reclamation deposit			(14)
Short-term investments		200	(400)
Purchase of equipment		(20)	(3)
Net cash used in investing activities	(14,566)	(11,205)	(9,108)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	17,500	13,951	12,000
Direct financing costs	(329)	(549)	(571)
Net cash provided by financing activities	17,171	13,402	11,429
Change in cash equivalents for the year	(59)	(232)	105
Cash and cash equivalents, beginning of the year	398	630	525
Cash and cash equivalents, at the end of the year	$ 339	$ 398	$ 630